CONVERTIBLE NOTES - Subsidiary Convertible Note (Details) ¥ / shares in Units, ¥ in Thousands	1 Months Ended
Jun. 30, 2022 CNY (¥) ¥ / shares shares
CONVERTIBLE NOTES
Term of the debt instrument	5 years
Subsidiary Convertible Note
CONVERTIBLE NOTES
Term of the debt instrument	7 years
Aggregate principal amount of loan | ¥	¥ 500,000
Variable interest rate	79.80%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Debt instrument conversion price per share | ¥ / shares	¥ 135
Number of shares represented for 1 RMB registered capital | shares	1